Basis of preparation (Details)	12 Months Ended
Aug. 31, 2021
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
Electric Boat Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%